Related Party - Additional Information (Detail) - USD ($) shares in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 15, 2019	Oct. 18, 2015	Jun. 27, 2020	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Related Party Transaction [Line Items]
Initial agreement term		5 years
Fully vested option to purchase shares of common stock				2,227
Dividend yield				0.00%	0.00%	0.00%
Volatility rate					56.70%
Risk-free interest rate					1.13%
Ms. Winfrey
Related Party Transaction [Line Items]
Fully vested option to purchase shares of common stock	3,276
Dividend yield			0.00%
Volatility rate			63.68%
Risk-free interest rate			0.41%
Accounts payable to related parties				$ 0	$ 120
Number of shares sold by related party					1,542	2,782
Stock options exercised by related party					581	1,118
Ms. Winfrey | Selling, General and Administrative Expenses
Related Party Transaction [Line Items]
Compensation expense			$ 32,686
Ms. Winfrey and her related entities
Related Party Transaction [Line Items]
Services provided by related party				$ 861	$ 918	$ 2,228
Reimbursement of actual costs incurred by related party						$ 1,653